Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]

22 Leases

Equinor leases certain assets, notably drilling rigs, transportation vessels, storages and office facilities for operational activities. Equinor is mostly a lessee and the use of leases serves operational purposes rather than as a tool for financing.

Certain leases, such as land bases, supply vessels, helicopters and office buildings are entered into by Equinor for subsequent allocation of costs to licences operated by Equinor. These lease liabilities are recognized on a gross basis in the balance sheet, income statement and statement of cash flows when Equinor is considered to have the primary responsibility for the full lease payments. Lease liabilities related to assets dedicated to specific licences, where each licence participants are considered to have the primary responsibility for lease payments, are reflected net of partner share. This would typically involve drilling rigs dedicated to specific licences on the Norwegian continental shelf.

Information related to lease payments and lease liabilities
(in USD million)		Lease liabilities
Lease liabilities at 1 January 2019		4,660
New leases, including remeasurements and cancellations		861
Gross lease payments	(1,280)
Lease interest	144
Lease down-payments	(1,136)	(1,136)
Currency		(47)
Lease liability at 31 December 20191)		4,339

1) Of which USD 1,148 million is presented within current Finance debt and USD 3,191 million is presented within non-current Finance debt.

Lease expenses not included in lease liabilities
(in USD million)		2019
Short-term lease expenses		435

Payments related to short term leases are mainly related to drilling rigs and transportation vessels, for which a significant portion of the lease costs have been included in the cost of other assets, such as rigs used in exploration or development activities. Variable lease expense and lease expense related to leases of low value assets are not significant.

In 2019, Equinor recognized revenues of USD 264 million related to lease costs recovered from licence partners related to lease contracts being recognized gross by Equinor. In addition, Equinor received repayments of USD 34 million related to finance subleases. Total finance sublease receivables at 31 December 2019 were USD 54 million.

Commitments relating to lease contracts which had not yet commenced at 31 December 2019 are included within other commitments in note 24 Commitments, contingent liabilities and contingent assets.

A maturity profile for lease liabilities is disclosed in note 5 Financial risk and capital management.

Information related to Right of use assets
(in USD million)	Drilling rigs	Vessels	Lands and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2019	1,212	1,302	1,537	72	249	4,372
Additions including remeasurements and cancellations1)	160	439	59	141	56	855
Depreciation and impairment1)	(398)	(413)	(225)	(57)	(81)	(1,174)
Currency and other	(23)	(8)	(6)	0	(5)	(42)
Right of use assets at 31 December 2019	951	1,320	1,365	156	219	4,011

1) USD 375 million of the depreciation cost have been allocated to activities being capitalised.

The right of use assets are included within the line item Property, plant and equipment in the Consolidated balance sheet. See also note 10 Property, plant and equipment.

See note 23 Implementation of IFRS 16 Leases for information regarding the change in accounting policy for leases, including transition effects and policy choices made upon implementing this standard.